DEBT FACILITIES - Narrative (Details) $ in Millions, $ in Millions	Feb. 28, 2026 CAD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)
Revolving credit facilities, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000.0
Unsecured term loan, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount		50.0	$ 125.0
Syndicated term loan, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 273.3	$ 200.0